Litigation - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) litigation_case	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Litigation [Abstract]
Number of litigations | litigation_case	4
Legal expenses | $	$ 0.0	$ 8.7	$ 13.5